SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 15 - SUBSEQUENT EVENTS:

On August 20, 2012, the Company announced that a multi-center randomized trial of its MGuard™ embolic protection stent demonstrated a positive outcome in treating patients suffering heart attacks when compared to commercially-approved bare metal or drug-eluting stents.

On August 1, 2012, the Company's board of directors issued a consultant options with certain performance conditions to purchase 200,000 shares of common stock at an exercise price of $1.18 per share, the closing price of the common stock on the date of grant.

On August 27, 2012, the Company's board of directors issued a member of the immediate family of the CEO options to purchase 243,483 shares of common stock at an exercise price of $1.45 per share, the closing price of the common stock on the date of grant.

On August 27, 2012, the Company's board of directors approved the extension of 121,740 options previously granted to a member of the immediate family of the CEO. Following the extension, the options can be exercised until September 30, 2014.